Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2045 Fund

June 30, 2021

Z45-QTLY-0821
1.9884246.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,132	$21,800
Fidelity Series Commodity Strategy Fund (a)	1,004	5,592
Fidelity Series Large Cap Growth Index Fund (a)	790	13,900
Fidelity Series Large Cap Stock Fund (a)	777	15,387
Fidelity Series Large Cap Value Index Fund (a)	1,899	29,341
Fidelity Series Small Cap Opportunities Fund (a)	402	7,331
Fidelity Series Value Discovery Fund (a)	646	10,864
TOTAL DOMESTIC EQUITY FUNDS
(Cost $82,487)		104,215

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	375	5,254
Fidelity Series Emerging Markets Fund (a)	246	3,005
Fidelity Series Emerging Markets Opportunities Fund (a)	1,005	27,001
Fidelity Series International Growth Fund (a)	627	12,260
Fidelity Series International Index Fund (a)	417	5,132
Fidelity Series International Small Cap Fund (a)	193	4,297
Fidelity Series International Value Fund (a)	1,093	12,213
Fidelity Series Overseas Fund (a)	898	12,238
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $65,292)		81,400

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	2	21
Fidelity Series Emerging Markets Debt Fund (a)	118	1,102
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	35	362
Fidelity Series Floating Rate High Income Fund (a)	23	215
Fidelity Series Government Bond Index Fund (a)	2	25
Fidelity Series High Income Fund (a)	132	1,270
Fidelity Series Inflation-Protected Bond Index Fund (a)	366	4,020
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	2	29
Fidelity Series Investment Grade Securitized Fund (a)	2	19
Fidelity Series Long-Term Treasury Bond Index Fund (a)	725	6,071
Fidelity Series Real Estate Income Fund (a)	66	762
TOTAL BOND FUNDS
(Cost $13,637)		13,952

Short-Term Funds - 0.5%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	292	292
Fidelity Series Short-Term Credit Fund (a)	18	187
Fidelity Series Treasury Bill Index Fund (a)	62	620
TOTAL SHORT-TERM FUNDS
(Cost $1,095)		1,099
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $162,511)		200,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$200,666

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$17,406	$10,385	$8,178	$--	$159	$2,028	$21,800
Fidelity Series Canada Fund	3,830	2,614	1,589	--	17	382	5,254
Fidelity Series Commodity Strategy Fund	4,388	2,525	1,959	--	35	603	5,592
Fidelity Series Corporate Bond Fund	16	10	6	--	--	1	21
Fidelity Series Emerging Markets Debt Fund	863	546	332	11	(31)	56	1,102
Fidelity Series Emerging Markets Debt Local Currency Fund	286	175	109	--	--	10	362
Fidelity Series Emerging Markets Fund	2,515	1,515	1,162	--	15	122	3,005
Fidelity Series Emerging Markets Opportunities Fund	22,635	13,279	10,204	--	127	1,164	27,001
Fidelity Series Floating Rate High Income Fund	168	112	66	2	(1)	2	215
Fidelity Series Government Bond Index Fund	20	10	6	--	--	1	25
Fidelity Series Government Money Market Fund 0.08%	410	146	264	--	--	--	292
Fidelity Series High Income Fund	999	624	380	14	(10)	37	1,270
Fidelity Series Inflation-Protected Bond Index Fund	3,157	2,008	1,215	--	(2)	72	4,020
Fidelity Series International Credit Fund	55	--	--	--	--	1	56
Fidelity Series International Growth Fund	9,419	6,027	4,068	--	21	861	12,260
Fidelity Series International Index Fund	3,932	2,601	1,610	--	8	201	5,132
Fidelity Series International Small Cap Fund	3,367	2,115	1,452	--	9	258	4,297
Fidelity Series International Value Fund	9,432	6,385	3,866	--	28	234	12,213
Fidelity Series Investment Grade Bond Fund	22	19	13	--	--	1	29
Fidelity Series Investment Grade Securitized Fund	15	10	6	--	--	--	19
Fidelity Series Large Cap Growth Index Fund	10,984	6,589	5,070	63	55	1,342	13,900
Fidelity Series Large Cap Stock Fund	12,008	7,202	4,764	--	42	899	15,387
Fidelity Series Large Cap Value Index Fund	22,940	14,229	9,072	--	58	1,186	29,341
Fidelity Series Long-Term Treasury Bond Index Fund	4,326	3,354	1,919	31	(247)	557	6,071
Fidelity Series Overseas Fund	9,434	6,074	4,040	--	11	759	12,238
Fidelity Series Real Estate Income Fund	602	354	229	1	1	34	762
Fidelity Series Short-Term Credit Fund	202	95	109	1	1	(2)	187
Fidelity Series Small Cap Opportunities Fund	5,814	3,574	2,286	--	54	175	7,331
Fidelity Series Treasury Bill Index Fund	652	341	373	--	--	--	620
Fidelity Series Value Discovery Fund	8,475	5,265	3,359	--	18	465	10,864
Total	$158,372	$98,183	$67,706	$123	$368	$11,449	$200,666

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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